CONCENTRATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue From Sale Of Goods	$ 0	$ 0	$ 5
Customer B [Member]
Statement [Line Items]
Revenue From Sale Of Goods	0	0	2
Customer C [Member]
Statement [Line Items]
Revenue From Sale Of Goods	0	0	0
Customer A
Statement [Line Items]
Revenue From Sale Of Goods	$ 0	$ 0	$ 0